INTANGIBLE ASSETS INCLUDING GOODWILL - Business Combinations (Details) - Exa Transaction $ in Millions		3 Months Ended
	Feb. 01, 2022 USD ($) item	Jun. 30, 2022 item	Mar. 31, 2022 USD ($) item
Intangible asset balances by major asset class
Number of business combinations | item	2	2	2
Majority interest	51.00%		51.00%
Consideration, net of cash acquired	$ 48		$ 48
Cash acquired	$ 59		$ 59
Equity interest (as a percentage)		49.00%	49.00%